Share Capital and Other Components of Equity - Summary of Number of Common Shares Issued (Details) - Common Shares - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year	84,441,733	86,539,559
Repurchase and cancellation of own shares	(545,305)	(2,609,900)
Stock options exercised	512,009	512,074
Balance, end of period	84,408,437	84,441,733